CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	May 03, 2022	Dec. 31, 2021
Common stock, shares outstanding (shares)		236,754,948
Class A
Common stock, par value (usd per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (shares)	332,000,000
Common stock, shares issued (shares)	69,353,019
Common stock, shares outstanding (shares)	69,353,019
Class B
Common stock, par value (usd per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (shares)	179,000,000
Common stock, shares issued (shares)	157,090,820
Common stock, shares outstanding (shares)	157,090,820